Company Financial Statements (Parent Company Only) - Consolidated Statement of Cash Flows (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities	¥ 8,258,529	¥ (2,012,343)	¥ 956,164
Cash flows from investing activities
Maturity (placement) of term deposits	1,206,328	(2,984,153)	5,441,363
Cash paid for long-term investments	(103,016)	(144,237)	(188,681)
Disposal of long-term investments	82,357	0	0
Net cash used in investing activities	(7,334,482)	(1,255,099)	631,168
Cash flows from financing activities
Net cash provided by financing activities	514,760	669,321	8,015,247
Effects of exchange rate changes on cash, cash equivalents and restricted cash	222,632	35,736	(14,576)
Net increase (decrease) in cash, cash equivalents and restricted cash	1,661,439	(2,562,385)	9,588,003
Cash, cash equivalents and restricted cash at beginning of the year	21,739,664	24,302,049	14,714,046
Cash, cash equivalents and restricted cash at end of the year	23,401,103	21,739,664	24,302,049
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities	602,382	683,003	520,066
Cash flows from investing activities
Maturity (placement) of term deposits	1,140,950	(1,961,056)	4,164,149
Investment in equity investees	(2,215,607)	(2,257,875)	(5,306,987)
Cash paid for long-term investments	(103,434)	(144,192)	(188,681)
Disposal of long-term investments	28,571
Net cash used in investing activities	(1,149,520)	(4,363,123)	(1,331,519)
Cash flows from financing activities
Proceeds from issuance of ordinary shares to Volkswagen	0	0	5,019,599
Net cash provided by financing activities	0	0	5,019,599
Effects of exchange rate changes on cash, cash equivalents and restricted cash	63,717	143,808	27,795
Net increase (decrease) in cash, cash equivalents and restricted cash	(483,421)	(3,536,312)	4,235,941
Cash, cash equivalents and restricted cash at beginning of the year	1,651,285	5,187,597	951,656
Cash, cash equivalents and restricted cash at end of the year	¥ 1,167,864	¥ 1,651,285	¥ 5,187,597